Separation Adjustments, Transactions With Former Parent And Subsidiaries And Related Parties (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Equity Method Investment, Summarized Financial Information
The following presents the summarized financial information for PHH Home Loans:

	December 31,
	2011	2010
Balance sheet data:
Total assets	$569	$449
Total liabilities	478	367
Total members’ equity	91	82
	Year Ended December 31,
	2011	2010	2009
Statement of operations data:
Total revenues	$248	$279	$252
Total expenses	199	222	206
Net income	49	57	46